Borrowings (Details) € in Thousands, $ in Millions			3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 06, 2020 EUR (€) tranche	Jul. 14, 2020 USD ($) tranche shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 18,534		€ 18,534		€ 18,534		€ 17,324
Total borrowings			18,534		18,534		18,534		17,324
Current portion			(1,562)		(1,562)		(1,562)		(1,135)
Non Current portion			16,972		16,972		16,972		16,189
Proceeds from borrowings			569	€ 289	569	€ 579
Debt convertible				€ 65		€ 65
Innovation credit
Disclosure of detailed information about borrowings [line items]
Borrowings			3,339		3,339		3,339		2,770
Accrued interest			458		458		458		307
Total borrowings			3,339		3,339		3,339		2,770
Interest rate (as percent)										10.00%
Proceeds from borrowings					3,300
Innovation credit | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 4,700
Convertible notes
Disclosure of detailed information about borrowings [line items]
Borrowings			14,229		14,229		14,229		13,812
Accrued interest			508		508		508		435
Total borrowings			€ 14,229		€ 14,229		14,229		€ 13,812
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					24 months
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Number of shares excercisable for issued warrants | shares		302,676
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings | $								$ 10
Number of tranches | tranche		3
Maximum borrowing capacity per tranche | $		$ 10
Term of debt		54 months
Debt, interest only payment term		24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 30
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings							€ 5,000
Number of tranches | tranche	3
Maximum borrowing capacity per tranche	€ 5,000
Term of debt	54 months
Debt, interest only payment term	24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 15,000
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)			8.00%		8.00%		8.00%
Debt instrument convertible term					36 months
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					36 months